UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Cooperman
Title:    President
Phone:    (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            November 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $1,233,141
                                          (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number       Name

     1.   028-10571                  Cobalt Offshore Fund Limited

     2.   028-10572                  Cobalt Partners, L.P.
         -----------------------     ------------------------------------


                                                     FORM 13F INFORMATION TABLE



   COLUMN 1                      COLUMN 2        COLUMN 3       COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7  COLUMN 8

                                 TITLE                          VALUE    SHRS OR  SH/ PUT/   INVSTMT   OTHR      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP          (x1000)  PRN AMT  PRN CALL   DISCRETN  MGRS   SOLE   SHARED    NONE
--------------                   --------        -----          -------  -------  --- ----   --------  ----   ----   ------    ----
AGRIUM INC                       COM             008916108       2,699     100,000           SHARED   1, 2             100,000
ALLEGHENY TECHNOLOGIES INC       COM             01741R102      39,303     631,984           SHARED   1, 2             631,984
AMERICAN TOWER CORP              CLA             029912201      93,099   2,550,649           SHARED   1, 2           2,550,649
ARAMARK CORP                     CLB             038521100         986      30,000           SHARED   1, 2              30,000
ARBITRON INC                     COM             03875Q108       7,402     200,000           SHARED   1, 2             200,000
ARCH COAL INC                    COM             039380100       6,709     232,049           SHARED   1, 2             232,049
ATLAS AMER INC                   COM             049167109      85,954   2,013,909           SHARED   1, 2           2,013,909
AVENTINE RENEWABLE ENERGY        COM             05356X403       1,070      50,000           SHARED   1, 2              50,000
BAXTER INTL INC                  COM             071813109       7,728     170,000           SHARED   1, 2             170,000
BOEING CO                        COM             097023105      10,881     138,000           SHARED   1, 2             138,000
CHESAPEAKE ENERGY CORP           COM             165167107       5,796     200,000           SHARED   1, 2             200,000
CISCO SYSTEMS INC                COM             17275R102       5,118     222,700           SHARED   1, 2             222,700
CROWN HOLDINGS INC               COM             228368106      35,500   1,908,600           SHARED   1, 2           1,908,600
CVS CORP                         COM             126650100      38,179   1,188,623           SHARED   1, 2           1,188,623
DIAMOND OFFSHORE DRILLING INC    COM             25271C102      21,711     300,000           SHARED   1, 2             300,000
EAGLE MATERIALS INC              COM             26969P108         337      10,000           SHARED   1, 2              10,000
EATON CORP                       COM             278058102       8,951     130,000           SHARED   1, 2             130,000
EMBARQ CORP                      COM             29078E105       4,837     100,000           SHARED   1, 2             100,000
ENERGY CONVERSION DEVICES IN     COM             292659109         947      25,573           SHARED   1, 2              25,573
EVERGREEN SOLAR INC              COM             30033R108         469      56,523           SHARED   1, 2              56,523
FOOT LOCKER INC                  COM             344849104       3,030     120,000           SHARED   1, 2             120,000
FOUNDATION COAL HLDGS INC        COM             35039W100       1,619      50,000           SHARED   1, 2              50,000
FRANKLIN RES INC                 COM             354613101      21,150     200,000           SHARED   1, 2             200,000
FREEPORT-MCMORAN COPPER & GO     CLB             35671D857      27,382     514,111           SHARED   1, 2             514,111
FRONTIER OIL CORP                COM             35914P105       8,506     320,000           SHARED   1, 2             320,000
GAMESTOP CORP NEW                CL B            36467W208      10,396     232,527           SHARED   1, 2             232,527
GARMIN LTD                       ORD             G37260109       6,434     131,893           SHARED   1, 2             131,893
GATX CORP                        COM             361448103       9,151     221,200           SHARED   1, 2             221,200
GENESCO INC                      COM             371532102       1,724      50,000           SHARED   1, 2              50,000
HALLIBURTON CO                   COM             406216101      11,380     400,000           SHARED   1, 2             400,000
HOME DEPOT INC                   COM             437076102       4,969     137,000           SHARED   1, 2             137,000
HOVNANIAN ENTERPRISES INC        CLA             442487203       6,073     207,000           SHARED   1, 2             207,000
INCO LTD                         COM             453258402       8,390     110,000           SHARED   1, 2             110,000
IPSCO INC                        COM             462622101      34,710     400,479           SHARED   1, 2             400,479
LAMAR ADVERTISING CO             CLA             512815101      10,372     194,188           SHARED   1, 2             194,188
LENNAR CORP                      CLA             526057104       3,113      68,800           SHARED   1, 2              68,800
LEVEL 3 COMMUNICATIONS           COM             52729N100         539     100,000           SHARED   1, 2             100,000
MARTIN MARIETTA MATLS INC        COM             573284106      22,247     262,900           SHARED   1, 2             262,900
MEDCO HEALTH SOLUTIONS INC       COM             58405U102      12,022     200,000           SHARED   1, 2             200,000
MOHAWK INDS INC                  COM             608190104       7,095      95,300           SHARED   1, 2              95,300
MOVIE GALLERY INC                COM             624581104       1,143     582,976           SHARED   1, 2             582,976
NATIONAL OILWELL VARCO INC       COM             637071101      14,070     240,300           SHARED   1, 2             240,300
NEWS CORP                        CLA             65248E104      20,507   1,043,600           SHARED   1, 2           1,043,600
NOBLE CORPORATION                SHS             G65422100     128,849   2,007,620           SHARED   1, 2           2,007,620
NS GROUP INC                     COM             628916108         646      10,000           SHARED   1, 2              10,000
NTL INC  DEL                     COM             62941W101      14,559     572,500           SHARED   1, 2             572,500
ORACLE CORP                      COM             68389X105      10,022     564,920           SHARED   1, 2             564,920
PEABODY ENERGY CORP              COM             704549104       9,195     250,000           SHARED   1, 2             250,000
PENTAIR INC                      COM             709631105       1,388      53,000           SHARED   1, 2              53,000
PHELPS DODGE CORP                COM             717265102      16,576     195,700           SHARED   1, 2             195,700
PHILLIPS VAN HEUSEN CORP         COM             718592108       4,177     100,000           SHARED   1, 2             100,000
PLAINS EXPL & PRODTN CO          COM             726505100       4,291     100,000           SHARED   1, 2             100,000
RAIT INVT TR                     COM             749227104       7,158     248,100           SHARED   1, 2             248,100
RESOURCE AMERICA INC             CLA             761195205      21,230   1,020,696           SHARED   1, 2           1,020,696
RESOURCE CAP CORP                COM             76120W302      15,891     361,900           SHARED   1, 2             361,900
RINKER GROUP LTD                 SPONSORED ADR   76687M101         561      10,900           SHARED   1, 2              10,900
SBA COMMUNICATIONS CORP          COM             78388J106      17,496     719,132           SHARED   1, 2             719,132
SCHLUMBERGER LTD                 COM             806857108       3,102      50,000           SHARED   1, 2              50,000
SHIP FINANCE INTERNATIONAL L     SHS             G81075106      10,587     532,000           SHARED   1, 2             532,000
SPDR TR                          UNIT SER 1      78462F103      40,074     300,000           SHARED   1, 2             300,000
STANDARD PAC CORP NEW            COM             85375C101       4,700     200,000           SHARED   1, 2             200,000
STEEL DYNAMICS INC               COM             858119100      23,091     457,700           SHARED   1, 2             457,700
STREETTRACKS GOLD TR             GOLD SHS        863307104       8,138     136,850           SHARED   1, 2             136,850
TARGET CORP                      COM             87612E106       5,525     100,000           SHARED   1, 2             100,000
TD AMERITRADE HLDG CORP          COM             87236Y108      10,288     545,781           SHARED   1, 2             545,781
TEEKAY SHIPPING MARSHALL ISL     COM             Y8564W103      18,261     444,195           SHARED   1, 2             444,195
TENET HEALTHCARE CORP            COM             88033G100       1,965     241,423           SHARED   1, 2             241,423
TIME WARNER INC                  COM             887317105       1,823     100,000           SHARED   1, 2             100,000
TITANIUM METALS CORP             COM NEW         888339207      11,376     450,000           SHARED   1, 2             450,000
TRANSOCEAN INC                   ORD             G90078109      87,141   1,189,964           SHARED   1, 2           1,189,964
TRINITY INDS                     COM             896522109       6,209     193,000           SHARED   1, 2             193,000
TYSON FOODS INC                  CLA             902494103       4,596     289,400           SHARED   1, 2             289,400
UAL CORP                         COM NEW         902549807      10,628     400,000           SHARED   1, 2             400,000
UNITED STATES STL CORP NEW       COM             912909108      13,468     233,500           SHARED   1, 2             233,500
UNITED TECHNOLOGIES CORP         COM             913017109      12,670     200,000           SHARED   1, 2             200,000
US AIRWAYS GROUP INC             COM             90341W108      12,044     271,700           SHARED   1, 2             271,700
VULCAN MATLS CO                  COM             929160109      35,029     447,651           SHARED   1, 2             447,651
WAL MART STORES INC              COM             931142103       4,932     100,000           SHARED   1, 2             100,000
WCI CMNTYS INC                   COM             92923C104       4,881     279,900           SHARED   1, 2             279,900
WELLPOINT INC                    COM             94973V107      26,883     348,900           SHARED   1, 2             348,900

                      TOTAL                                  1,233,141




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